Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	120 Months Ended
		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024
BNY Mellon Small/Mid Cap Growth Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z Shares
Average Annual Return, Percent		15.77%		7.70%	9.62%
BNY Mellon Small/Mid Cap Growth Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Average Annual Return, Percent		16.01%		7.90%	9.79%
BNY Mellon Small/Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		15.86%		7.80%	9.68%
BNY Mellon Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		13.62%	[1]	6.69%	8.56%
BNY Mellon Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		8.90%		6.28%	8.76%
BNY Mellon Small Cap Value Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Average Annual Return, Percent		18.85%		8.50%	8.29%
BNY Mellon Small Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		18.75%		8.43%	8.24%
BNY Mellon Small Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		16.32%	[1]	7.15%	7.21%
BNY Mellon Small Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		11.56%		6.82%	7.33%
BNY Mellon Small Cap Growth Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Average Annual Return, Percent		18.50%		10.20%	10.99%
BNY Mellon Small Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		18.49%		10.20%	10.98%
BNY Mellon International Equity Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Average Annual Return, Percent		23.80%		6.63%	4.27%
BNY Mellon International Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		23.83%		6.63%	4.25%
BNY Mellon International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		21.53%	[1]	5.56%	3.18%
BNY Mellon International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		16.38%		5.11%	3.36%
Without Sales Load [Member] | BNY Mellon Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		14.62%		6.69%	8.56%
Without Sales Load [Member] | BNY Mellon Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		15.56%		7.55%	9.41%
Without Sales Load [Member] | BNY Mellon Small Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		17.32%		7.15%	7.21%
Without Sales Load [Member] | BNY Mellon Small Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		18.38%		8.09%	7.96%
Without Sales Load [Member] | BNY Mellon International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		22.53%		5.56%	3.18%
Without Sales Load [Member] | BNY Mellon International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		23.45%		6.36%	3.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[2]	35.19%		15.26%	12.83%
MSCI EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		24.77%		8.20%	5.71%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent		25.20%		9.75%	9.98%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		25.88%		9.29%	8.22%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		27.66%		8.82%	8.95%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.